UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
Flexible Bond Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report June 30, 2023
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
June 30, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	3.30%	5.27%	2.64%	2.78%
Class A with 3.25% Maximum Sales Charge	—	—	(0.05)	1.85	1.96	2.40
Class C at NAV	09/30/2014	09/30/2014	2.91	4.49	1.89	2.08
Class C with 1% Maximum Deferred Sales Charge	—	—	1.91	3.50	1.89	2.08
Class I at NAV	09/30/2014	09/30/2014	3.43	5.53	2.90	3.11
Class R6 at NAV	05/01/2019	09/30/2014	3.48	5.71	2.98	3.16

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.25%	3.59%	1.55%	1.12%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.93%	1.68%	0.68%	0.58%
Net	0.92	1.67	0.67	0.57

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	5.27%	4.69%	5.70%	5.84%
SEC 30-day Yield - Unsubsidized	5.27	4.69	5.70	5.84
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Flexible Bond Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Flexible Bond Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,033.00	$4.64 **	0.92%
Class C	$1,000.00	$1,029.10	$8.40 **	1.67%
Class I	$1,000.00	$1,034.30	$3.38 **	0.67%
Class R6	$1,000.00	$1,034.80	$2.88 **	0.57%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.23	$4.61 **	0.92%
Class C	$1,000.00	$1,016.51	$8.35 **	1.67%
Class I	$1,000.00	$1,021.47	$3.36 **	0.67%
Class R6	$1,000.00	$1,021.97	$2.86 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 17.1%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		544	$ 512,821
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	1,351,662
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		177	167,174
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,125	961,510
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,018,302
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,147,922
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		1,988	1,955,852
Series 2022-A, Class B, 9.52%, 12/15/26(1)		2,225	2,230,019
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,416,367
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)		229	225,398
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	254,611
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		375	360,036
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		645	607,888
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)		725	691,903
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	533,838
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	841,659
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	834,813
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		800	788,078
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		75	69,345
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		536	457,970
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	369,854
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		1,049	646,935
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		102	65,534
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,426	1,619,013
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		337	292,702
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		48	39,580
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		164	130,920
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,589	1,274,169
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		632	492,290
Security	Principal Amount (000's omitted)*	Value
Mosaic Solar Loan Trust: (continued)
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	1,510	$ 1,281,551
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	779	653,127
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	108	96,324
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,432	1,290,504
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	888,573
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,659,368
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	412,509
Series 2022-2, Class C, 9.36%, 10/9/29(1)	1,991	1,990,037
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	559	536,382
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,502,515
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,097,935
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	338	323,595
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	521	442,919
PMT Issuer Trust, Series 2021-FT1, Class A, 8.15%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	500	483,857
Prodigy Finance, Series 2021-1A, Class C, 8.954%, (1 mo. SOFR + 3.86%), 7/25/51(1)(3)	604	599,382
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	153	151,880
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	188	156,269
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	407	321,260
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,642	1,503,705
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,325	1,204,530
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,324	1,304,564
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	189,786
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	465	407,503
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,368	1,067,849
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,150	1,065,024
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	615	492,288
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,521	2,001,085
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	156	138,556
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	865,618

6
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	$ 269,834
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	740	738,753
Upstart Securitization Trust:
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,185	2,170,274
Series 2021-1, Class B, 1.89%, 3/20/31(1)	286	284,150
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,213	1,168,945
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	691,507
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	222	166,981
Series 2020-A, Class C, 6.657%, 3/15/45(1)	143	92,690
Total Asset-Backed Securities (identified cost $59,970,217)		$ 54,069,794

Collateralized Mortgage Obligations — 9.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 8.017%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	$900	$ 933,071
Series 2021-3A, Class M1B, 6.467%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	2,220	2,160,833
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	897	789,741
Eagle Re, Ltd.:
Series 2019-1, Class B1, 9.65%, (1 mo. USD LIBOR + 4.50%), 4/25/29(1)(3)	1,000	1,055,973
Series 2021-2, Class M1C, 8.517%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	883,972
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	75	77,831
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.30%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	1,270	1,382,653
Series 2019-HQA3, Class B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	410	415,286
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	290	292,363
Series 2020-DNA6, Class B1, 8.067%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	275	272,228
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	569	591,295
Series 2021-DNA2, Class B1, 8.467%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	815	827,677
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	$795	$ 842,885
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	795	836,444
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	795	836,494
Series 2019-R05, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	1,098	1,135,508
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	1,749	1,789,485
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	1,518	1,537,133
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	494	478,508
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	2,287	2,277,419
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	179	179,262
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	340,838
Series 2023-84, Class MW, 6.00%, 6/20/53	349	358,648
Series 2023-98, Class BW, 6.00%, 7/20/53(5)	385	394,157
Series 2023-99, Class AL, 6.00%, 7/20/53(5)	385	393,899
Series 2023-102, Class SG, (22.55% - 30-day average SOFR x 3.73), 7/20/53(6)	570	565,004
Home Re, Ltd.:
Series 2018-1, Class M2, 8.15%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	2,481	2,505,064
Series 2021-1, Class M1C, 7.45%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	325	324,644
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	1,295	1,303,679
PNMAC GMSR Issuer Trust:
Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(3)	780	774,639
Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(3)	1,332	1,335,360
Series 2018-GT2, Class A, 7.80%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	500	496,296
Radnor Re, Ltd., Series 2021-2, Class M1A, 6.917%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	276	276,243
Total Collateralized Mortgage Obligations (identified cost $28,295,367)		$ 28,664,532

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	$3,865	$ 2,089,506

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	$1,555	$ 748,006
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	2,362	2,238,425
CSMC:
Series 2020-TMIC, Class A, 8.693%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(3)	1,500	1,497,402
Series 2021-4SZN, Class A, 9.114%, (1 mo. SOFR + 3.967%), 11/15/23(1)(3)	1,620	1,565,841
Series 2022-CNTR, Class A, 9.091%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	508	425,118
Extended Stay America Trust, Series 2021-ESH, Class D, 7.444%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	2,168	2,111,696
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	1,563	1,511,887
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	2,252	2,163,960
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	98,473
Med Trust, Series 2021-MDLN, Class G, 10.444%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(3)	1,125	1,058,272
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36(1)(3)(7)	2,621	2,528,524
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(3)(7)	960	914,655
VMC Finance, LLC, Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	3,728	3,497,933
Total Commercial Mortgage-Backed Securities (identified cost $25,868,915)		$ 22,449,698

Corporate Bonds — 42.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.7%
Celanese US Holdings, LLC, 6.165%, 7/15/27	1,469	$ 1,462,425
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	653,529
		$ 2,115,954
Communications — 2.4%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	$ 2,273,965
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,668	1,259,875
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	450	271,499
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Nokia Oyj:
4.375%, 6/12/27	1,301	$ 1,226,602
6.625%, 5/15/39	750	718,281
Rogers Communications, Inc., 4.55%, 3/15/52(1)	1,775	1,428,721
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	305,342
SES S.A., 5.30%, 4/4/43(1)	245	177,028
		$ 7,661,313
Consumer, Cyclical — 5.3%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29(1)	267	$ 259,492
Bath & Body Works, Inc.:
6.875%, 11/1/35	621	569,155
7.60%, 7/15/37	306	276,595
Brunswick Corp., 5.10%, 4/1/52	2,189	1,625,749
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,457	1,415,467
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,036	1,416,209
Ford Motor Co., 4.75%, 1/15/43	728	560,461
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,237	1,266,218
General Motors Co., 5.60%, 10/15/32(8)	1,071	1,036,670
General Motors Financial Co., Inc.:
5.80%, 6/23/28	750	747,514
5.85%, 4/6/30	605	600,293
Hyundai Capital America, 5.70%, 6/26/30(1)	1,533	1,523,863
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(8)	635	552,431
4.375%, 1/15/31(1)	1,274	1,100,860
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	495	302,713
5.875%, 4/1/29(1)(8)	993	907,205
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	1,762	1,486,107
5.391%, 3/15/62	1,377	1,123,129
		$ 16,770,131
Consumer, Non-cyclical — 3.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$ 408,938
4.25%, 11/1/29(1)	514	466,941
5.55%, 5/30/33(1)	1,285	1,253,848
Block Financial, LLC, 3.875%, 8/15/30	1,108	978,280
Centene Corp.:
3.375%, 2/15/30	669	575,567
4.25%, 12/15/27	897	839,511
4.625%, 12/15/29	543	500,286

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
CVS Health Corp., 5.875%, 6/1/53		1,202	$ 1,233,490
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)		1,410	1,308,124
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(8)		1,281	1,109,119
Perrigo Finance Unlimited Co., 4.65%, 6/15/30		1,119	991,684
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)		687	508,142
5.20%, 4/1/29(1)		595	548,691
			$ 10,722,621
Diversified — 0.3%
Inversiones La Construccion S.A., 4.75%, 2/7/32(9)		1,373	$ 1,098,479
			$ 1,098,479
Energy — 0.8%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		1,134	$ 894,454
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		676	675,432
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		1,095	967,394
			$ 2,537,280
Financial — 23.6%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)(10)		173	$ 163,413
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		925	870,823
Ally Financial, Inc.:
2.20%, 11/2/28		635	507,440
8.00%, 11/1/31		1,925	1,999,993
American Assets Trust, L.P., 3.375%, 2/1/31		1,010	791,105
American National Group, LLC, 6.144%, 6/13/32(1)		1,140	1,083,578
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	930	1,058,121
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		871	869,802
6.375%, 7/15/30(1)		1,560	1,548,357
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(9)(10)		942	933,497
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(10)		4,987	4,267,620
5.202% to 4/25/28, 4/25/29(10)		665	658,148
6.204% to 11/10/27, 11/10/28(10)		400	411,464
BBVA Bancomer S.A./Texas:
5.125% to 1/18/28, 1/18/33(1)(10)		1,538	1,335,958
8.45% to 6/29/33, 6/29/38(1)(10)		722	723,361
BNP Paribas S.A.:
7.75% to 8/16/29(1)(10)(11)		733	711,303
9.25% to 11/17/27(1)(10)(11)		592	611,603
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	$ 218,874
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(10)	1,455	1,452,839
CBRE Services, Inc., 5.95%, 8/15/34	1,220	1,205,703
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(10)(11)	1,588	1,525,623
5.853% to 5/19/33, 5/19/34(10)	374	379,827
CI Financial Corp.:
3.20%, 12/17/30	1,140	855,714
4.10%, 6/15/51	2,412	1,469,590
Citigroup, Inc., 4.00% to 12/10/25(10)(11)	659	564,269
EPR Properties:
3.75%, 8/15/29	2,408	1,960,594
4.95%, 4/15/28	1,241	1,110,015
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	3,645	3,643,957
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	3,184	2,399,647
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,515,969
6.00%, 4/15/25(1)	774	764,488
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(10)	2,973	3,001,129
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(10)	800	798,054
8.248% to 11/21/32, 11/21/33(1)(10)	1,524	1,601,794
Iron Mountain, Inc., 4.50%, 2/15/31(1)	627	539,307
KeyBank N.A.:
4.15%, 8/8/25	1,055	975,392
5.85%, 11/15/27	895	843,515
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	1,457	1,147,745
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	950	954,126
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	465	460,246
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,431,850
OneMain Finance Corp.:
3.50%, 1/15/27	693	595,266
7.125%, 3/15/26(8)	966	949,962
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(8)	842	677,094
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(10)(11)	2,194	1,975,148
Radian Group, Inc., 4.875%, 3/15/27	1,892	1,786,048
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	71	62,910
3.875%, 3/1/31(1)	1,627	1,320,729
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(10)	545	507,825
9.375% to 11/22/27(1)(10)(11)	667	653,660
Sun Communities Operating, L.P., 2.70%, 7/15/31	1,211	958,316

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Synchrony Bank:
5.40%, 8/22/25		650	$ 622,388
5.625%, 8/23/27		597	560,739
Synchrony Financial, 4.25%, 8/15/24		292	281,640
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)		729	586,160
5.625%, 2/15/28		740	669,188
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(10)		979	892,843
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		981	712,285
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)		2,420	2,464,480
Truist Financial Corp.:
5.10% to 3/1/30(10)(11)		868	755,160
5.867% to 6/8/33, 6/8/34(10)		3,213	3,215,782
6.047% to 6/8/26, 6/8/27(10)		370	370,320
U.S. Bancorp, 5.836% to 6/10/33, 6/12/34(10)		1,618	1,630,450
UBS Group AG, 4.375% to 2/10/31(1)(10)(11)		534	377,506
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		732	621,803
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	1,260,999
			$ 74,874,554
Government - Multinational — 0.5%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	26,700	$ 1,503,698
			$ 1,503,698
Industrial — 1.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(10)(11)		1,323	$ 1,341,518
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		805	809,971
Sensata Technologies BV, 5.875%, 9/1/30(1)		200	194,670
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)		1,337	1,320,100
			$ 3,666,259
Technology — 3.4%
Dell International, LLC/EMC Corp.:
3.375%, 12/15/41(1)		757	$ 534,490
3.45%, 12/15/51(1)		1,670	1,121,566
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)		1,305	1,301,360
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(8)		2,060	1,677,298
3.15%, 10/15/31		1,982	1,488,301
Micron Technology, Inc.:
3.477%, 11/1/51		1,711	1,143,067
5.875%, 9/15/33		1,090	1,080,694
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman:
5.75%, 12/1/34	2,038	$ 1,810,591
9.625%, 12/1/32(1)	654	721,835
		$ 10,879,202
Utilities — 0.4%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	401	$ 327,041
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	831,951
		$ 1,158,992
Total Corporate Bonds (identified cost $140,770,317)		$132,988,483

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(12)(13)	$500	$ 485,820
Total High Social Impact Investments (identified cost $500,000)		$ 485,820

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(14)	77,929	$ 689,668
Total Mutual Funds (identified cost $715,385)		$ 689,668

Preferred Stocks — 0.8%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(3)	20,016	$ 488,390
		$ 488,390
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 1,071,689
		$ 1,071,689

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	25,425	$ 371,205
6.25% (8)	27,000	452,250
		$ 823,455
Total Preferred Stocks (identified cost $3,559,739)		$ 2,383,534

Senior Floating-Rate Loans — 0.3%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$500	$ 386,576
		$ 386,576
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$293	$ 282,019
		$ 282,019
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$425	$ 421,983
		$ 421,983
Total Senior Floating-Rate Loans (identified cost $1,215,007)		$ 1,090,578

U.S. Government Agency Mortgage-Backed Securities — 11.5%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(16)	$3,200	$ 3,003,249
4.50%, 30-Year, TBA(16)	7,786	7,484,295
5.00%, 30-Year, TBA(16)	18,447	18,078,781
5.50%, 30-Year, TBA(16)	8,044	8,007,859
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $36,704,615)		$ 36,574,184

U.S. Treasury Obligations — 22.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.375%, 8/15/42	$1,143	$ 1,038,032
4.00%, 11/15/52	321	329,827
U.S. Treasury Notes:
0.125%, 9/15/23	4,207	4,164,123
2.125%, 3/31/24	11,000	10,737,419
2.25%, 3/31/24	41,350	40,383,933
2.75%, 4/30/27	1,000	944,824
3.375%, 5/15/33	158	152,396
3.50%, 1/31/28	1,342	1,303,365
3.50%, 2/15/33	1,150	1,120,352
3.625%, 5/15/26	360	351,267
3.625%, 5/31/28	2,740	2,680,277
3.875%, 3/31/25	2,400	2,353,031
4.00%, 2/29/28	3,925	3,896,712
4.125%, 11/15/32	716	731,774
4.50%, 11/15/25	1,384	1,377,026
Total U.S. Treasury Obligations (identified cost $72,160,891)		$ 71,564,358

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.3%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(17)	607,234	$ 607,234
Total Affiliated Fund (identified cost $607,234)		$ 607,234
Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(18)	6,599,025	$ 6,599,025
Total Securities Lending Collateral (identified cost $6,599,025)		$ 6,599,025
Total Short-Term Investments (identified cost $7,206,259)		$ 7,206,259
Total Investments — 113.1% (identified cost $376,966,712)		$358,166,908
Other Assets, Less Liabilities — (13.1)%		$ (41,471,317)
Net Assets — 100.0%		$ 316,695,591

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $161,017,614 or 50.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	When-issued security.
(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(8)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $7,423,141.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $3,090,097 or 1.0% of the Fund's net assets.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	May be deemed to be an affiliated company (see Note 8).
(13)	Restricted security. Total market value of restricted securities amounts to $485,820, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(14)	Affiliated fund (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(18)	Represents investment of cash collateral received in connection with securities lending.

12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	32,336	USD	34,849	JPMorgan Chase Bank, N.A.	8/10/23	$ 498	$ —
JPY	245,000,000	USD	1,767,123	Credit Agricole Corporate and Investment Bank	8/10/23	—	(59,940)
USD	1,102,176	CAD	1,499,465	UBS AG	8/10/23	—	(30,304)
USD	1,108,932	EUR	1,016,290	State Street Bank and Trust Company	8/10/23	—	(2,003)
						$ 498	$(92,247)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	67	Long	9/29/23	$ 13,624,031	$ (53,499)
U.S. Long Treasury Bond	18	Long	9/20/23	2,284,312	(8,150)
U.S. 5-Year Treasury Note	(7)	Short	9/29/23	(749,656)	6,007
U.S. 10-Year Treasury Note	(26)	Short	9/20/23	(2,918,906)	27,364
U.S. Ultra 10-Year Treasury Note	(236)	Short	9/20/23	(27,951,250)	251,056
U.S. Ultra-Long Treasury Bond	(81)	Short	9/20/23	(11,033,719)	(103,135)
					$ 119,643
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $371,605,634) - including $7,423,141 of securities on loan	$ 352,941,007
Investments in securities of affiliated issuers, at value (identified cost $5,361,078)	5,225,901
Receivable for open forward foreign currency exchange contracts	498
Cash	110,154
Deposits at broker for futures contracts	1,349,000
Deposits for forward commitment securities	60,000
Receivable for investments sold	6,634
Receivable for capital shares sold	428,655
Dividends and interest receivable	2,574,392
Dividends and interest receivable - affiliated	49,858
Securities lending income receivable	2,135
Tax reclaims receivable	4,126
Trustees' deferred compensation plan	115,793
Total assets	$362,868,153
Liabilities
Payable for variation margin on open futures contracts	$ 163,552
Payable for open forward foreign currency exchange contracts	92,247
Due to custodian - foreign currency, at value (cost $253)	252
Payable for investments purchased	214,251
Payable for when-issued/delayed delivery/forward commitment securities	38,127,942
Payable for capital shares redeemed	564,086
Distributions payable	39,790
Deposits for securities loaned	6,599,025
Payable to affiliates:
Investment advisory fee	91,653
Administrative fee	31,712
Distribution and service fees	7,604
Sub-transfer agency fee	2,091
Trustees' deferred compensation plan	115,793
Other	15,395
Accrued expenses	107,169
Total liabilities	$ 46,172,562
Net Assets	$316,695,591
Sources of Net Assets
Paid-in capital	$ 339,550,003
Accumulated loss	(22,854,412)
Net Assets	$316,695,591
Class A Shares
Net Assets	$ 31,902,667
Shares Outstanding	2,253,914
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.63
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2023
Class C Shares
Net Assets	$ 1,344,660
Shares Outstanding	94,936
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.16
Class I Shares
Net Assets	$ 246,122,562
Shares Outstanding	17,437,029
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.11
Class R6 Shares
Net Assets	$ 37,325,702
Shares Outstanding	2,643,461
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.12

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $6,608)	$ 139,105
Dividend income - affiliated issuers	225,347
Interest and other income (net of foreign taxes withheld of $1,340)	8,421,656
Interest income - affiliated issuers	136,616
Securities lending income, net	9,301
Total investment income	$ 8,932,025
Expenses
Investment advisory fee	$ 538,949
Administrative fee	184,783
Distribution and service fees:
Class A	38,786
Class C	6,795
Trustees' fees and expenses	13,349
Custodian fees	7,426
Transfer agency fees and expenses	143,643
Accounting fees	35,847
Professional fees	34,494
Registration fees	41,290
Reports to shareholders	11,769
Miscellaneous	16,330
Total expenses	$ 1,073,461
Waiver and/or reimbursement of expenses by affiliates	$ (8,549)
Net expenses	$ 1,064,912
Net investment income	$ 7,867,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,221,739)
Futures contracts	750,117
Swap contracts	(67,174)
Foreign currency transactions	(6,497)
Forward foreign currency exchange contracts	(87,464)
Net realized loss	$ (632,757)
Change in unrealized appreciation (depreciation):
Investment securities	$ 3,158,386
Investment securities - affiliated issuers	121,621
Futures contracts	(72,962)
Swap contracts	79,417
Foreign currency	1,104
Forward foreign currency exchange contracts	(106,711)
Net change in unrealized appreciation (depreciation)	$ 3,180,855
Net realized and unrealized gain	$ 2,548,098
Net increase in net assets from operations	$10,415,211
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,867,113	$ 10,162,124
Net realized gain (loss)	(632,757)	1,643,810
Net change in unrealized appreciation (depreciation)	3,180,855	(22,842,278)
Net increase (decrease) in net assets from operations	$ 10,415,211	$ (11,036,344)
Distributions to shareholders:
Class A	$ (771,861)	$ (1,489,680)
Class C	(28,753)	(55,118)
Class I	(6,167,186)	(11,841,571)
Class R6	(1,049,462)	(2,085,100)
Total distributions to shareholders	$ (8,017,262)	$ (15,471,469)
Capital share transactions:
Class A	$ 1,089,494	$ 2,440,479
Class C	906	195,911
Class I	14,464,711	49,617,804
Class R6	(1,138,523)	(5,718,427)
Net increase in net assets from capital share transactions	$ 14,416,588	$ 46,535,767
Net increase in net assets	$ 16,814,537	$ 20,027,954
Net Assets
At beginning of period	$ 299,881,054	$ 279,853,100
At end of period	$316,695,591	$299,881,054
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.04	$ 15.35	$ 15.31	$ 15.15	$ 14.64	$ 15.07
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.46	$ 0.34	$ 0.40	$ 0.46	$ 0.44
Net realized and unrealized gain (loss)	0.12	(1.05)	0.21	0.16	0.52	(0.42)
Total income (loss) from operations	$ 0.46	$ (0.59)	$ 0.55	$ 0.56	$ 0.98	$ 0.02
Less Distributions
From net investment income	$ (0.35)	$ (0.47)	$ (0.34)	$ (0.39)	$ (0.47)	$ (0.45)
From net realized gain	—	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$ (0.35)	$ (0.72)	$ (0.51)	$ (0.40)	$ (0.47)	$ (0.45)
Net asset value — End of period	$ 14.15	$ 14.04	$ 15.35	$ 15.31	$ 15.15	$ 14.64
Total Return(2)	3.30% (3)	(3.88)%	3.62%	3.86%	6.76%	0.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,903	$30,574	$30,844	$23,704	$26,711	$24,045
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93% (5)	0.92%	0.92%	0.93%	0.96%	0.93%
Net expenses	0.92% (5)(6)	0.91% (6)	0.90%	0.92%	0.94%	0.93%
Net investment income	4.88% (5)	3.17%	2.18%	2.70%	3.05%	2.96%
Portfolio Turnover	62% (3)(7)	93% (7)	96% (7)	104% (7)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.05	$ 15.35	$ 15.32	$ 15.16	$ 14.65	$ 15.08
Income (Loss) From Operations
Net investment income(1)	$ 0.29	$ 0.36	$ 0.22	$ 0.29	$ 0.35	$ 0.33
Net realized and unrealized gain (loss)	0.12	(1.05)	0.21	0.16	0.52	(0.42)
Total income (loss) from operations	$ 0.41	$ (0.69)	$ 0.43	$ 0.45	$ 0.87	$ (0.09)
Less Distributions
From net investment income	$ (0.30)	$ (0.36)	$ (0.23)	$ (0.28)	$ (0.36)	$ (0.34)
From net realized gain	—	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$ (0.30)	$ (0.61)	$ (0.40)	$ (0.29)	$ (0.36)	$ (0.34)
Net asset value — End of period	$14.16	$14.05	$15.35	$15.32	$15.16	$14.65
Total Return(2)	2.91% (3)	(4.53)%	2.77%	3.08%	6.03%	(0.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,345	$ 1,333	$ 1,249	$ 1,223	$ 1,031	$ 934
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68% (5)	1.67%	1.67%	1.68%	1.71%	1.68%
Net expenses	1.67% (5)(6)	1.66% (6)	1.65%	1.67%	1.70%	1.68%
Net investment income	4.14% (5)	2.46%	1.42%	1.95%	2.30%	2.20%
Portfolio Turnover	62% (3)(7)	93% (7)	96% (7)	104% (7)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.00	$ 15.30	$ 15.27	$ 15.11	$ 14.60	$ 15.02
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.50	$ 0.38	$ 0.43	$ 0.50	$ 0.48
Net realized and unrealized gain (loss)	0.12	(1.05)	0.20	0.17	0.52	(0.41)
Total income (loss) from operations	$ 0.48	$ (0.55)	$ 0.58	$ 0.60	$ 1.02	$ 0.07
Less Distributions
From net investment income	$ (0.37)	$ (0.50)	$ (0.38)	$ (0.43)	$ (0.51)	$ (0.49)
From net realized gain	—	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$ (0.37)	$ (0.75)	$ (0.55)	$ (0.44)	$ (0.51)	$ (0.49)
Net asset value — End of period	$ 14.11	$ 14.00	$ 15.30	$ 15.27	$ 15.11	$ 14.60
Total Return(2)	3.43% (3)	(3.60)%	3.81%	4.12%	7.06%	0.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$246,123	$229,808	$200,170	$149,364	$132,062	$119,207
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68% (5)	0.67%	0.67%	0.68%	0.71%	0.68%
Net expenses	0.67% (5)(6)	0.66% (6)	0.65%	0.67%	0.67%	0.65%
Net investment income	5.12% (5)	3.43%	2.42%	2.95%	3.32%	3.22%
Portfolio Turnover	62% (3)(7)	93% (7)	96% (7)	104% (7)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 14.01	$ 15.31	$ 15.27	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.37(2)	$ 0.51(2)	$ 0.39(2)	$ 0.44(2)	$ 0.33
Net realized and unrealized gain (loss)	0.11	(1.04)	0.21	0.17	0.11
Total income (loss) from operations	$ 0.48	$ (0.53)	$ 0.60	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.37)	$ (0.52)	$ (0.39)	$ (0.44)	$ (0.33)
From net realized gain	—	(0.25)	(0.17)	—	—
From return of capital	—	—	—	(0.01)	—
Total distributions	$ (0.37)	$ (0.77)	$ (0.56)	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 14.12	$ 14.01	$ 15.31	$ 15.27	$ 15.11
Total Return(3)	3.48% (4)	(3.49)%	3.96%	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,326	$38,166	$47,590	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.58% (6)	0.57%	0.59%	0.60%	0.61% (6)
Net expenses	0.57% (6)(7)	0.56% (7)	0.57%	0.59%	0.61% (6)
Net investment income	5.24% (6)	3.48%	2.49%	3.05%	3.27% (6)
Portfolio Turnover	62% (4)(8)	93% (8)	96% (8)	104% (8)	87% (9)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended December 31, 2019.
21
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2
22

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 54,069,794	$ —	$ 54,069,794
Collateralized Mortgage Obligations	—	28,664,532	—	28,664,532
Commercial Mortgage-Backed Securities	—	22,449,698	—	22,449,698
Corporate Bonds	—	132,988,483	—	132,988,483
High Social Impact Investments	—	485,820	—	485,820
Mutual Funds	689,668	—	—	689,668
Preferred Stocks	2,383,534	—	—	2,383,534
Senior Floating-Rate Loans	—	1,090,578	—	1,090,578
U.S. Government Agency Mortgage-Backed Securities	—	36,574,184	—	36,574,184
U.S. Treasury Obligations	—	71,564,358	—	71,564,358
Short-Term Investments:
Affiliated Fund	607,234	—	—	607,234
Securities Lending Collateral	6,599,025	—	—	6,599,025
Total Investments	$10,279,461	$347,887,447	$ —	$358,166,908
Forward Foreign Currency Exchange Contracts	$ —	$ 498	$ —	$ 498
Futures Contracts	284,427	—	—	284,427
Total	$10,563,888	$347,887,945	$ —	$358,451,833
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (92,247)	$ —	$ (92,247)
Futures Contracts	(164,784)	—	—	(164,784)
Total	$ (164,784)	$ (92,247)	$ —	$ (257,031)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt
23

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a
24

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $538,949.
25

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $6,320 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $2,229.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $184,783.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2023 amounted to $38,786 and $6,795 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $626 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. The Fund was also informed that EVD received $166 and $222 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $3,958 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $81,580,204 and $84,490,588, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $173,221,044 and $105,217,576, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund had a net capital loss of $2,907,162 attributable to security transactions incurred after October 31, 2022 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2023.
26

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$377,168,878
Gross unrealized appreciation	$ 1,741,452
Gross unrealized depreciation	(20,715,528)
Net unrealized depreciation	$ (18,974,076)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2023 is included in the Schedule of Investments. At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk:  During the six months ended June 30, 2023, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk:  During the six months ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk:  During the six months ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $92,247. At June 30, 2023, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
27

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 498	$ (92,247)
Interest rate	Futures contracts	Accumulated loss	284,427 (1)	(164,784) (1)
Total			$284,925	$(257,031)
Derivatives not subject to master netting agreements			$284,427	$(164,784)
Total Derivatives subject to master netting agreements			$ 498	$ (92,247)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of June 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$498	$ —	$ —	$ —	$498

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Credit Agricole Corporate and Investment Bank	$ (59,940)	$ —	$ —	$ —	$ (59,940)
State Street Bank and Trust Company	(2,003)	—	—	—	(2,003)
UBS AG	(30,304)	—	—	—	(30,304)
	$(92,247)	$ —	$ —	$ —	$(92,247)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
28

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ (87,464)	$ —	$ (87,464)
Futures contracts	—	—	750,117	750,117
Swap contracts	(67,174)	—	—	(67,174)
Total	$(67,174)	$ (87,464)	$750,117	$ 595,479
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ (106,711)	$ —	$ (106,711)
Futures contracts	—	—	(72,962)	(72,962)
Swap contracts	79,417	—	—	79,417
Total	$ 79,417	$(106,711)	$ (72,962)	$(100,256)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$7,332,000	$41,561,000	$2,050,000	$964,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan, including accrued interest, was $7,533,074 and the total value of collateral received was $7,660,968, comprised of cash of $6,599,025 and U.S. government and/or agencies securities of $1,061,943.
29

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 6,578,625	$ —	$ —	$ —	$ 6,578,625
Preferred Stocks	20,400	—	—	—	20,400
Total	$6,599,025	$ —	$ —	$ —	$6,599,025
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At June 30, 2023, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $5,225,901, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36	$2,460,435	$ —	$ —	$ —	$ 67,518	$ 2,528,524	$ 94,044	$ 2,621,000
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	889,867	—	—	—	24,788	914,655	38,822	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	472,870	—	—	—	12,950	485,820	3,750	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	673,303	—	—	—	16,365	689,668	30,446	77,929
30

Calvert
Flexible Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$8,638,859	$81,094,011	$(89,125,636)	$ —	$ —	$ 607,234	$ 194,901	607,234
Total				$ —	$121,621	$5,225,901	$361,963

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	368,913	$ 5,237,245	875,234	$ 12,770,911
Reinvestment of distributions	51,577	732,327	99,176	1,418,438
Shares redeemed	(343,998)	(4,880,078)	(806,982)	(11,748,870)
Net increase	76,492	$ 1,089,494	167,428	$ 2,440,479
Class C
Shares sold	8,216	$ 116,844	26,108	$ 376,719
Reinvestment of distributions	1,813	25,761	3,556	50,735
Shares redeemed	(9,967)	(141,699)	(16,108)	(231,543)
Net increase	62	$ 906	13,556	$ 195,911
Class I
Shares sold	4,896,110	$ 69,337,941	10,697,315	$ 156,180,870
Reinvestment of distributions	421,405	5,965,778	808,594	11,534,830
Shares redeemed	(4,293,039)	(60,839,008)	(8,173,320)	(118,097,896)
Net increase	1,024,476	$ 14,464,711	3,332,589	$ 49,617,804
Class R6
Shares sold	91,369	$ 1,297,852	137,036	$ 1,994,843
Reinvestment of distributions	74,080	1,049,339	145,846	2,084,849
Shares redeemed	(246,672)	(3,485,714)	(667,151)	(9,798,119)
Net decrease	(81,223)	$ (1,138,523)	(384,269)	$ (5,718,427)
At June 30, 2023, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 3.7% and 4.5%, respectively, of the value of the outstanding shares of the Fund.
31

Calvert
Flexible Bond Fund
June 30, 2023
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
32

Calvert
Flexible Bond Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2022.  The performance data had also indicated that the Fund had underperformed its benchmark index for the one-year period ended December 31, 2022, while it had outperformed its benchmark index for the three- and five-year periods ended December 31, 2022.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
33

Calvert
Flexible Bond Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
34

Calvert
Flexible Bond Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
35

Calvert
Flexible Bond Fund
June 30, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
36

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

37

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24176     6.30.23

Calvert
Responsible Municipal Income Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2023
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
June 30, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	08/23/1983	08/23/1983	1.92%	2.54%	1.17%	2.00%	4.92%
Class A with 3.25% Maximum Sales Charge	—	—	(1.42)	(0.80)	0.49	1.67	4.83
Class C at NAV	07/15/2015	07/15/2015	1.54	1.78	0.40	—	0.88
Class C with 1% Maximum Deferred Sales Charge	—	—	0.54	0.78	0.40	—	0.88
Class I at NAV	07/15/2015	08/23/1983	2.05	2.87	1.44	2.24	4.98

Bloomberg Municipal Bond Index	—	—	2.67%	3.19%	1.84%	2.68%	6.05%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.88%	1.63%	0.63%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	2.71%	2.05%	3.06%
SEC 30-day Yield - Unsubsidized	2.58	1.84	2.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
June 30, 2023
Fund Profile

Credit Quality (% of bonds and municipal obligations)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Responsible Municipal Income Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Responsible Municipal Income Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.20	$3.75 **	0.75%
Class C	$1,000.00	$1,015.40	$7.50 **	1.50%
Class I	$1,000.00	$1,020.50	$2.50 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76 **	0.75%
Class C	$1,000.00	$1,017.36	$7.50 **	1.50%
Class I	$1,000.00	$1,022.32	$2.51 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited)

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), 3.474%, 12/15/29	$3,493	$ 3,025,677
		$ 3,025,677
Other Revenue — 1.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,100,355
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,295,191
Series A, 0.944%, 7/1/26	1,285	1,104,154
		$ 6,499,700
Total Corporate Bonds (identified cost $11,165,644)		$ 9,525,377

Tax-Exempt Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Housing — 2.1%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,075	$ 3,815,140
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,962	2,903,845
Series 2022-2, Class A, 4.00%, 10/20/36	2,973	2,817,706
Total Tax-Exempt Mortgage-Backed Securities (identified cost $9,780,965)		$ 9,536,691

Tax-Exempt Municipal Obligations — 90.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,112,150
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,092,260
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,233,913
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,612,095
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,120,120
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	$1,000	$ 1,150,940
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,276,284
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,348,000
		$ 13,945,762
Education — 8.3%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,058,580
Green Bonds, 5.00%, 7/1/43	2,100	2,260,587
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/24	120	119,468
4.00%, 6/15/25	110	108,997
4.00%, 6/15/26	110	108,745
4.00%, 6/15/27	80	79,086
4.00%, 6/15/28	125	123,649
4.00%, 6/15/30	100	98,406
4.00%, 6/15/31	100	97,851
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,040,990
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,142,215
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,825	1,753,624
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	239,803
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	439,635
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/33	1,000	1,179,970
5.00%, 10/1/34	1,000	1,176,630
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,198,160
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	653,916
Green Bonds, 5.00%, 10/1/29	635	703,002
Green Bonds, 5.00%, 10/1/30	445	498,342
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	674,965
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	415,040
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,372,800
Ohio State University, 5.00%, 12/1/29	1,915	2,179,021

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	$1,550	$ 1,561,129
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/31	325	312,462
4.00%, 7/1/41	1,000	863,590
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/32(1)	845	807,626
(Escrowed to Maturity), 4.00%, 4/1/32(1)	15	15,773
Rhode Island Health and Educational Building Corp., (Providence College), 5.00%, 11/1/47	3,750	4,030,200
University of South Carolina, 5.00%, 5/1/46	2,485	2,692,174
University of Utah:
Green Bonds, 5.00%, 8/1/35	2,000	2,322,460
Green Bonds, 5.00%, 8/1/37	1,150	1,306,963
		$ 37,635,859
Electric Utilities — 3.4%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$ 2,029,920
4.00%, 9/1/40	2,000	2,017,060
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000	1,102,650
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,160,040
Sacramento Municipal Utility District, CA:
Green Bonds, 4.00%, 8/15/45	5,000	5,016,200
Green Bonds, 5.00%, 8/15/37	1,350	1,582,241
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,102,640
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	713,406
		$ 15,724,157
Escrowed/Prerefunded — 1.7%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$ 1,953,951
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,126,334
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,046,230
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,615,575
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,064,910
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	96,505
		$ 7,903,505
Security	Principal Amount (000's omitted)	Value
General Obligations — 21.0%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$ 3,331,710
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,022,095
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,034,180
Broward County School District, FL, 5.00%, 7/1/27	5,155	5,581,782
California:
4.00%, 9/1/32	1,000	1,033,450
5.00%, 9/1/35	4,000	4,720,120
5.00%, 9/1/42	1,500	1,610,655
Chicago Board of Education, IL:
5.00%, 12/1/30	2,500	2,574,450
5.00%, 12/1/32	2,000	2,075,560
Connecticut:
Green Bonds, 5.00%, 11/15/31	1,000	1,021,880
Social Bonds, 5.00%, 11/15/36	5,000	5,746,900
Corvallis School District No. 509J, OR, 5.00%, 6/15/26	3,790	4,015,543
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,137,460
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,009,070
Harris County Flood Control District, TX, Sustainability Bonds, 5.00%, 10/1/35	1,250	1,453,500
Hawaii, 4.00%, 10/1/34	2,000	2,038,680
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,305,566
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,597,928
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,334,940
5.25%, 8/1/40	1,200	1,377,348
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,499,212
Los Angeles Community College District, CA, (Election of 2008):
5.00%, 8/1/36	2,000	2,359,480
5.00%, 8/1/37	3,000	3,507,060
Los Angeles Unified School District, CA, Sustainability Bonds, 5.25%, 7/1/47	5,000	5,652,150
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,074,400
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,124,880
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,734,746
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,083,570
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,066,000
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	996,471
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,265,988
Rhode Island and Providence Plantations, 4.00%, 4/1/34	2,650	2,728,652

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	$5,000	$ 5,125,200
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/33	1,000	1,092,160
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,565,235
Texas, (AMT), 5.00%, 8/1/34	3,185	3,640,264
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,049,970
		$ 95,588,255
Hospital — 5.4%
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	$1,010	$ 1,055,652
5.00%, 12/1/27	1,075	1,141,693
5.00%, 12/1/28	1,125	1,213,380
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,227,300
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,136,424
4.00%, 4/1/36	2,520	2,330,042
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41(2)	1,250	1,376,800
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,015,360
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	526,560
Michigan Finance Authority, (Beaumont Health Credit Group):
4.00%, 11/1/46	2,000	1,901,040
5.00%, 11/1/44	2,500	2,538,850
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00%, 6/1/27	1,000	1,064,320
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,212,640
		$ 24,740,061
Housing — 13.2%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$ 380,908
Social Bonds, 5.00%, 12/1/28	400	439,292
Social Bonds, 5.00%, 6/1/29	440	487,120
Social Bonds, 5.00%, 12/1/29	360	401,764
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,299,768
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,115,375
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41(2)	2,000	1,991,600
Security	Principal Amount (000's omitted)	Value
Housing (continued)
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$3,000	$ 2,911,830
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,843,515
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,765,487
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,026,722
4.00%, 5/15/34	1,145	1,151,664
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	832,296
Indiana Housing and Community Development Authority, SFMR:
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.35%, 7/1/37	1,000	1,011,020
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.60%, 7/1/42	1,000	1,007,870
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,538,885
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,493,714
4.35%, 7/1/50	1,000	933,150
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,101,050
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	726,945
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.40%, 12/1/38	1,475	1,494,898
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.70%, 12/1/43	2,000	2,027,500
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,470,495
Sustainability Bonds, 2.80%, 12/1/26	1,000	970,890
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,529,550
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,657,286
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,142,977
3.80%, 11/1/30	980	982,440
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,772,505
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	890,379
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,956,680
New York Housing Finance Agency:
Sustainability Bonds, (GNMA), (FNMA), (FHLMC), (SONYMA), 2.85%, 11/1/39	1,980	1,640,272
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,907,320
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	916,171
Social Bonds, 0.95%, 10/1/28	1,125	971,719
Social Bonds, 4.30%, 10/1/42	3,000	2,909,070
Social Bonds, 4.40%, 10/1/38	1,500	1,515,090

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	$665	$ 685,655
5.00%, 6/1/29	365	378,764
Utah Housing Corp., 4.00%, 1/1/36	755	749,103
		$ 60,028,739
Industrial Development Revenue — 1.6%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$2,000	$ 2,012,700
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	831,478
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,945,880
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	989,280
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,755,600
		$ 7,534,938
Insured - Education — 0.4%
New York Dormitory Authority, (School Districts Financing Program):
(BAM), 5.00%, 10/1/25	$1,000	$ 1,040,830
(BAM), 5.00%, 10/1/28	750	829,995
		$ 1,870,825
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 933,770
Riverside Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/33	1,000	1,159,490
		$ 2,093,260
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35	$500	$ 550,140
(AGM), 5.00%, 7/1/36	250	272,320
		$ 822,460
Insured - Lease Revenue/Certificates of Participation — 0.6%
New York Dormitory Authority, (School Districts Financing Program), (AGM), 5.00%, 10/1/37	$2,300	$ 2,570,733
		$ 2,570,733
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,506,562
Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste (continued)
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center): (continued)
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$ 16,437
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,595
		$ 1,539,594
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,017,150
		$ 1,017,150
Insured - Water and Sewer — 1.4%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	$1,000	$ 1,098,130
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,099,710
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,938,480
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,116,002
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,085,887
		$ 6,338,209
Lease Revenue/Certificates of Participation — 3.5%
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	$5,000	$ 4,870,800
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,144,763
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	507,545
4.00%, 10/1/35	600	607,584
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,337,808
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,562,280
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,916,640
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	2,000	1,994,020
		$ 15,941,440
Other Revenue — 3.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$ 1,565,895
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,000	1,992,240

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.36%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	$2,630	$ 2,600,281
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,428,057
Green Bonds, 5.00%, 9/1/36	1,445	1,558,490
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,393,229
Green Bonds, 4.00%, 2/15/40	3,000	3,006,990
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,011,320
4.45%, 11/1/36	1,000	1,027,150
		$ 16,583,652
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,877,850
		$ 1,877,850
Special Tax Revenue — 4.5%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	$2,000	$ 2,170,900
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series 2017A, Green Bonds, 5.00%, 11/15/35	1,000	1,070,640
Series 2017B, Green Bonds, 5.00%, 11/15/35	2,275	2,459,184
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,183,450
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,967,390
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,421,710
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 4.00%, 11/15/29	2,000	2,155,080
Green Bonds, 4.00%, 11/15/30	2,000	2,178,760
Green Bonds, 4.00%, 11/15/33	1,000	1,095,210
Green Bonds, 5.00%, 11/15/32	1,500	1,786,455
		$ 20,488,779
Student Loan — 1.2%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,288,240
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,077,080
(AMT), 5.00%, 7/1/31	1,000	1,097,760
		$ 5,463,080
Security	Principal Amount (000's omitted)	Value
Transportation — 4.4%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/34	$5,000	$ 5,555,750
Green Bonds, (AMT), 5.00%, 5/15/38	1,800	1,958,220
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,580,000
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,430,160
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/50	1,000	1,088,790
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/30	1,375	1,577,854
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,656,225
		$ 19,846,999
Water and Sewer — 11.5%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,163,700
Beaverton, OR, Water Revenue, 5.00%, 4/1/27	1,490	1,604,194
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33	2,180	2,549,008
5.00%, 12/1/34	2,290	2,657,980
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,088,980
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000	1,059,380
Green Bonds, 5.00%, 10/1/36	1,000	1,046,160
Green Bonds, 5.00%, 10/1/44	3,000	3,200,370
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,123,050
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,111,820
Green Bonds, 5.00%, 6/1/38	2,000	2,131,400
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,370,800
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,101,630
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,095,925
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 6/1/35	1,000	1,143,580
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	5,000	5,301,000
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	2,000	2,127,040
Green Bonds, 5.00%, 10/1/36	2,000	2,350,740
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,132,541

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Santa Clara Valley Water District, CA: (continued)
5.00%, 8/1/47	$5,000	$ 5,568,650
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,435,675
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,919,895
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,257,840
		$ 52,541,358
Total Tax-Exempt Municipal Obligations (identified cost $413,941,595)		$412,096,665

Taxable Municipal Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Education — 0.7%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 553,944
1.99%, 4/1/26	550	492,233
2.19%, 4/1/27	600	523,212
2.38%, 4/1/28	1,190	1,012,500
2.50%, 4/1/29	1,000	829,250
		$ 3,411,139
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 686,570
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,056,893
		$ 1,743,463
General Obligations — 1.6%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$ 1,958,520
Detroit, MI:
Social Bonds, 2.189%, 4/1/24	500	479,555
Social Bonds, 2.96%, 4/1/27	750	647,400
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	336,752
1.802%, 8/1/31	400	318,380
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,003,990
Tustin Unified School District, CA, 1.554%, 8/1/29	535	439,984
		$ 7,184,581
Security	Principal Amount (000's omitted)	Value
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$ 519,572
		$ 519,572
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 435,915
		$ 435,915
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 137,462
(AGM), 2.005%, 7/1/27	185	161,827
(AGM), 2.429%, 7/1/29	275	232,776
(AGM), 2.679%, 7/1/31	350	287,336
		$ 819,401
Lease Revenue/Certificates of Participation — 1.3%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48(2)	$4,000	$ 4,425,400
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	500	495,175
Green Bonds, 5.298%, 3/1/32	500	500,280
Green Bonds, 5.397%, 3/1/33	500	502,505
		$ 5,923,360
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$ 316,585
		$ 316,585
Special Tax Revenue — 1.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$1,000	$ 966,610
Social Bonds, 2.211%, 6/1/25	1,500	1,411,125
Social Bonds, 2.361%, 6/1/26	2,000	1,849,260
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	1,500	1,498,965
		$ 5,725,960

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 630,419
		$ 630,419
Total Taxable Municipal Obligations (identified cost $28,466,149)		$ 26,710,395

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	1,053,743	$ 1,053,743
Total Short-Term Investments (identified cost $1,053,743)		$ 1,053,743
Total Investments — 100.6% (identified cost $464,408,096)		$458,922,871
Other Assets, Less Liabilities — (0.6)%		$ (2,950,798)
Net Assets — 100.0%		$ 455,972,073

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $7,939,330 or 1.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

At June 30, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 24.3%
New York10.5%
Others, representing less than 10% individually63.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 3.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 2.6% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	9/20/23	$(10,552,969)	$ 214,282
					$214,282

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $463,354,353)	$ 457,869,128
Investments in securities of affiliated issuers, at value (identified cost $1,053,743)	1,053,743
Deposits at broker for futures contracts	215,972
Receivable for investments sold	528,845
Receivable for capital shares sold	567,298
Interest receivable	4,787,943
Dividends receivable - affiliated	14,438
Receivable from affiliate	61,140
Trustees' deferred compensation plan	112,727
Total assets	$465,211,234
Liabilities
Payable for variation margin on open futures contracts	$ 13,196
Payable for when-issued securities	7,757,643
Payable for capital shares redeemed	785,076
Distributions payable	265,876
Payable to affiliates:
Investment advisory fee	130,391
Administrative fee	44,854
Distribution and service fees	23,236
Sub-transfer agency fee	5,695
Trustees' deferred compensation plan	112,727
Accrued expenses	100,467
Total liabilities	$ 9,239,161
Net Assets	$455,972,073
Sources of Net Assets
Paid-in capital	$ 514,925,669
Accumulated loss	(58,953,596)
Net Assets	$455,972,073
Class A Shares
Net Assets	$ 107,831,445
Shares Outstanding	7,116,554
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.66
Class C Shares
Net Assets	$ 1,276,646
Shares Outstanding	84,251
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.15
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2023
Class I Shares
Net Assets	$ 346,863,982
Shares Outstanding	22,833,430
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.19

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income - affiliated issuers	$ 81,099
Interest and other income	7,464,927
Total investment income	$ 7,546,026
Expenses
Investment advisory fee	$ 779,967
Administrative fee	267,417
Distribution and service fees:
Class A	136,603
Class C	6,819
Trustees' fees and expenses	19,492
Custodian fees	3,922
Transfer agency fees and expenses	164,881
Accounting fees	51,281
Professional fees	32,227
Registration fees	44,827
Reports to shareholders	6,699
Miscellaneous	42,359
Total expenses	$ 1,556,494
Waiver and/or reimbursement of expenses by affiliates	$ (298,146)
Net expenses	$ 1,258,348
Net investment income	$ 6,287,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,369,086)
Futures contracts	3,297
Net realized loss	$(1,365,789)
Change in unrealized appreciation (depreciation):
Investment securities	$ 3,706,192
Futures contracts	119,544
Net change in unrealized appreciation (depreciation)	$ 3,825,736
Net realized and unrealized gain	$ 2,459,947
Net increase in net assets from operations	$ 8,747,625
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,287,678	$ 8,065,380
Net realized loss	(1,365,789)	(21,620,202)
Net change in unrealized appreciation (depreciation)	3,825,736	(23,147,507)
Net increase (decrease) in net assets from operations	$ 8,747,625	$ (36,702,329)
Distributions to shareholders:
Class A	$ (1,439,061)	$ (1,956,561)
Class C	(12,830)	(15,197)
Class I	(4,827,958)	(6,117,659)
Total distributions to shareholders	$ (6,279,849)	$ (8,089,417)
Capital share transactions:
Class A	$ (2,798,091)	$ (5,990,651)
Class C	(193,232)	(590,609)
Class I	30,299,570	42,805,057
Net increase in net assets from capital share transactions	$ 27,308,247	$ 36,223,797
Net increase (decrease) in net assets	$ 29,776,023	$ (8,567,949)
Net Assets
At beginning of period	$ 426,196,050	$ 434,763,999
At end of period	$455,972,073	$426,196,050
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.26	$ 0.17	$ 0.24	$ 0.35	$ 0.38
Net realized and unrealized gain (loss)	0.09	(1.63)	(0.14)	0.47	0.75	(0.30)
Total income (loss) from operations	$ 0.29	$ (1.37)	$ 0.03	$ 0.71	$ 1.10	$ 0.08
Less Distributions
From net investment income	$ (0.20)	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)
Total distributions	$ (0.20)	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)
Net asset value — End of period	$ 15.15	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61
Total Return(2)	1.92% (3)	(8.20)%	0.19%	4.38%	7.10%	0.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,831	$109,974	$128,437	$128,384	$117,964	$108,866
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88% (5)	0.88%	0.87%	0.88%	0.96%	0.95%
Net expenses	0.75% (5)(6)	0.75% (6)	0.75%	0.75%	0.77%	0.80%
Net investment income	2.64% (5)	1.69%	1.02%	1.45%	2.15%	2.44%
Portfolio Turnover	12% (3)	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.14	$ 0.04	$ 0.11	$ 0.22	$ 0.26
Net realized and unrealized gain (loss)	0.09	(1.62)	(0.13)	0.48	0.76	(0.29)
Total income (loss) from operations	$ 0.23	$ (1.48)	$ (0.09)	$ 0.59	$ 0.98	$ (0.03)
Less Distributions
From net investment income	$ (0.14)	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)
Total distributions	$ (0.14)	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)
Net asset value — End of period	$15.15	$15.06	$16.69	$16.83	$16.36	$15.61
Total Return(2)	1.54% (3)	(8.89)%	(0.56)%	3.60%	6.29%	(0.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,277	$ 1,462	$ 2,258	$ 2,249	$ 1,510	$ 1,195
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.63% (5)	1.63%	1.62%	1.62%	1.71%	1.69%
Net expenses	1.50% (5)(6)	1.50% (6)	1.50%	1.50%	1.51%	1.55%
Net investment income	1.89% (5)	0.89%	0.27%	0.67%	1.37%	1.69%
Portfolio Turnover	12% (3)	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.10	$ 16.73	$ 16.88	$ 16.40	$ 15.65	$ 15.93
Income (Loss) From Operations
Net investment income(1)	$ 0.22	$ 0.30	$ 0.21	$ 0.26	$ 0.39	$ 0.44
Net realized and unrealized gain (loss)	0.09	(1.63)	(0.15)	0.50	0.76	(0.30)
Total income (loss) from operations	$ 0.31	$ (1.33)	$ 0.06	$ 0.76	$ 1.15	$ 0.14
Less Distributions
From net investment income	$ (0.22)	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)
Total distributions	$ (0.22)	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)
Net asset value — End of period	$ 15.19	$ 15.10	$ 16.73	$ 16.88	$ 16.40	$ 15.65
Total Return(2)	2.05% (3)	(7.94)%	0.38%	4.69%	7.38%	0.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$346,864	$314,760	$304,069	$242,113	$66,218	$35,812
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63% (5)	0.63%	0.62%	0.63%	0.71%	0.69%
Net expenses	0.50% (5)(6)	0.50% (6)	0.50%	0.50%	0.49%	0.45%
Net investment income	2.88% (5)	1.97%	1.27%	1.59%	2.39%	2.79%
Portfolio Turnover	12% (3)	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
20

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,525,377	$ —	$ 9,525,377
Tax-Exempt Mortgage-Backed Securities	—	9,536,691	—	9,536,691
Tax-Exempt Municipal Obligations	—	412,096,665	—	412,096,665
Taxable Municipal Obligations	—	26,710,395	—	26,710,395
Short-Term Investments	1,053,743	—	—	1,053,743
Total Investments	$1,053,743	$457,869,128	$ —	$458,922,871
Futures Contracts	$ 214,282	$ —	$ —	$ 214,282
Total	$1,268,025	$457,869,128	$ —	$459,137,153
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
21

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $779,967.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $2,816 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $295,330.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $267,417.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2023 amounted to $136,603 and $6,819 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,935 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. The Fund was also informed that EVD received $63 of contingent deferred sales charges paid by Class A shareholders and no contingent deferred sales charges paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $11,327 and are included in transfer agency fees and expenses on the Statement of Operations.
22

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $95,087,426 and $53,244,064, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $52,495,083 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $7,925,434 are short-term and $44,569,649 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$464,417,857
Gross unrealized appreciation	$ 5,463,138
Gross unrealized depreciation	(10,743,842)
Net unrealized depreciation	$ (5,280,704)
5  Financial Instruments
A summary of futures contracts outstanding at June 30, 2023 is included in the Schedule of Investments. During the six months ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$214,282 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 3,297	$ 119,544
23

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2023 was approximately $10,614,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
7  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,053,743, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,785,252	$53,667,350	$(59,398,859)	$ —	$ —	$1,053,743	$81,099	1,053,743
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	185,128	$ 2,825,832	1,178,615	$ 17,991,040
Reinvestment of distributions	86,600	1,317,193	116,969	1,775,012
Shares redeemed	(455,454)	(6,941,116)	(1,690,357)	(25,756,703)
Net decrease	(183,726)	$ (2,798,091)	(394,773)	$ (5,990,651)
Class C
Shares sold	2,627	$ 40,320	6,258	$ 96,463
Reinvestment of distributions	833	12,669	992	15,004
Shares redeemed	(16,238)	(246,221)	(45,503)	(702,076)
Net decrease	(12,778)	$ (193,232)	(38,253)	$ (590,609)
24

Calvert
Responsible Municipal Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	4,686,892	$ 71,505,401	22,473,907	$ 344,013,581
Reinvestment of distributions	225,917	3,444,943	306,128	4,659,779
Shares redeemed	(2,920,173)	(44,650,774)	(20,109,559)	(305,868,303)
Net increase	1,992,636	$ 30,299,570	2,670,476	$ 42,805,057
25

Calvert
Responsible Municipal Income Fund
June 30, 2023
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
Responsible Municipal Income Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2022, while the Fund had underperformed the median of its peer universe and its benchmark index for the three- and five-year periods ended December 31, 2022.  The Board took into account management’s discussion of Fund performance.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
27

Calvert
Responsible Municipal Income Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

Calvert
Responsible Municipal Income Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
29

Calvert
Responsible Municipal Income Fund
June 30, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
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■
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We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
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32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24174     6.30.23

Calvert
Global Real Estate Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2023
Calvert
Global Real Estate Fund

Calvert
Global Real Estate Fund
June 30, 2023
Performance

Portfolio Manager(s) Laurel Durkay, CFA of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	1.38%	(6.93)%	—%	(16.33)%
Class A with 5.25% Maximum Sales Charge	—	—	(3.89)	(11.81)	—	(20.07)
Class C at NAV	04/29/2022	04/29/2022	0.99	(7.66)	—	(16.99)
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.01)	(8.57)	—	(16.99)
Class I at NAV	04/29/2022	04/29/2022	1.51	(6.68)	—	(16.12)
Class R6 at NAV	04/29/2022	04/29/2022	1.50	(6.68)	—	(16.12)

FTSE EPRA Nareit Developed Extended Net Total Return Index	—	—	0.03%	(6.66)%	0.91%	(15.15)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	5.08%	5.83%	4.83%	4.83%
Net	1.20	1.95	0.95	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Real Estate Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Prologis, Inc.	8.1%
Welltower, Inc.	7.1
Realty Income Corp.	6.6
American Tower Corp.	5.8
Equinix, Inc.	5.6
AvalonBay Communities, Inc.	4.6
Public Storage	3.5
Digital Realty Trust, Inc.	3.3
Mitsui Fudosan Co., Ltd.	2.4
Sun Hung Kai Properties, Ltd.	2.3
Total	49.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Global Real Estate Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	The FTSE EPRA Nareit Developed Extended Net Total Return Index is a market capitalization weighted index designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The FTSE EPRA Nareit Developed Extended Index represents the extension of real estate property sectors (e.g. Infrastructure and Timber) and additional securities beyond what is currently eligible for the FTSE EPRA Nareit Developed Index. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Global Real Estate Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,013.80	$5.99 **	1.20%
Class C	$1,000.00	$1,009.90	$9.72 **	1.95%
Class I	$1,000.00	$1,015.10	$4.75 **	0.95%
Class R6	$1,000.00	$1,015.00	$4.75 **	0.95%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$6.01 **	1.20%
Class C	$1,000.00	$1,015.12	$9.74 **	1.95%
Class I	$1,000.00	$1,020.08	$4.76 **	0.95%
Class R6	$1,000.00	$1,020.08	$4.76 **	0.95%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
5

Calvert
Global Real Estate Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 3.8%
Goodman Group	5,757	$ 77,391
National Storage REIT	41,276	64,792
Region RE, Ltd.	20,453	31,019
		$ 173,202
Belgium — 2.3%
Aedifica S.A.	445	$ 28,536
Shurgard Self Storage, Ltd.	957	43,718
Warehouses De Pauw CVA	1,221	33,532
		$ 105,786
Canada — 3.1%
Boardwalk Real Estate Investment Trust	983	$ 46,147
Chartwell Retirement Residences	6,459	46,172
Granite Real Estate Investment Trust	436	25,796
InterRent Real Estate Investment Trust	2,409	23,313
		$ 141,428
France — 0.8%
Klepierre S.A.	1,485	$ 36,894
		$ 36,894
Germany — 1.7%
LEG Immobilien SE	598	$ 34,504
Vonovia SE	2,323	45,367
		$ 79,871
Hong Kong — 5.5%
Link REIT	17,020	$ 94,752
Sun Hung Kai Properties, Ltd.	8,500	107,394
Wharf Real Estate Investment Co., Ltd.	10,000	50,174
		$ 252,320
Japan — 8.7%
Invincible Investment Corp.	169	$ 67,181
Japan Metropolitan Fund Investment Corp.	59	39,476
Japan Real Estate Investment Corp.	11	41,861
Mitsubishi Estate Logistics REIT Investment Corp.	11	31,550
Mitsui Fudosan Co., Ltd.	5,500	109,623
Nippon Building Fund, Inc.	11	43,254
Sekisui House, Ltd.	3,300	66,659
		$ 399,604
Singapore — 1.3%
Frasers Logistics & Commercial Trust	62,200	$ 57,594
		$ 57,594
Security	Shares	Value
Spain — 0.9%
Merlin Properties Socimi S.A.	4,771	$ 40,865
		$ 40,865
Sweden — 0.9%
Castellum AB	2,417	$ 23,137
Hufvudstaden AB, Class A	1,481	17,598
		$ 40,735
United Kingdom — 2.4%
Segro PLC	7,333	$ 66,875
UNITE Group PLC (The)	3,993	44,232
		$ 111,107
United States — 67.7%
Alexandria Real Estate Equities, Inc.	243	$ 27,578
American Tower Corp.	1,371	265,892
Americold Realty Trust, Inc.	1,572	50,776
AvalonBay Communities, Inc.	1,117	211,415
Brixmor Property Group, Inc.	2,979	65,538
Crown Castle, Inc.	511	58,223
Digital Realty Trust, Inc.	1,322	150,536
Equinix, Inc.	329	257,916
Equity Residential	1,230	81,143
Essex Property Trust, Inc.	249	58,341
Federal Realty Investment Trust	516	49,933
Host Hotels & Resorts, Inc.	4,216	70,955
Iron Mountain, Inc.	1,426	81,025
Life Storage, Inc.	612	81,372
Mid-America Apartment Communities, Inc.	607	92,179
Prologis, Inc.	3,017	369,975
Public Storage	554	161,701
Realty Income Corp.	5,086	304,092
Rexford Industrial Realty, Inc.	796	41,567
RPT Realty	3,656	38,205
SBA Communications Corp.	352	81,580
Simon Property Group, Inc.	902	104,163
Sun Communities, Inc.	526	68,622
Welltower, Inc.	4,019	325,097
		$3,097,824
Total Common Stocks (identified cost $4,915,029)		$4,537,230

6
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(1)

Security	Shares	Value
Belgium — 0.0%(1)
Aedifica S.A., Exp. 7/3/23(2)	406	$ 539
Total Rights (identified cost $0)		$ 539

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	13,320	$ 13,320
Total Short-Term Investments (identified cost $13,320)		$ 13,320

Total Investments — 99.4% (identified cost $4,928,349)	$4,551,089
Other Assets, Less Liabilities — 0.6%	$ 26,981
Net Assets — 100.0%	$4,578,070

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	15.4%
Industrial	15.2
Retail	13.7
Diversified	11.5
Data Centers	8.9
Infrastructure REITs	8.9
Health Care	8.7
Self Storage	7.7
Lodging/Resorts	3.0
Office	2.5
Specialty	1.8
Industrial/Office Mixed	1.8
Total	99.1%

Abbreviations:
REITs	– Real Estate Investment Trusts

7
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,915,029)	$ 4,537,769
Investments in securities of affiliated issuers, at value (identified cost $13,320)	13,320
Cash denominated in foreign currency, at value (cost $14,963)	14,964
Receivable for capital shares sold	7,868
Dividends receivable	17,773
Dividends receivable - affiliated	307
Tax reclaims receivable	656
Receivable from affiliates	11,773
Trustees' deferred compensation plan	24
Total assets	$ 4,604,454
Liabilities
Payable for investments purchased	$ 2,383
Payable to affiliates:
Investment advisory fee	2,616
Administrative fee	420
Distribution and service fees	46
Sub-transfer agency fee	266
Trustees' deferred compensation plan	24
Accrued expenses	20,629
Total liabilities	$ 26,384
Net Assets	$ 4,578,070
Sources of Net Assets
Paid-in capital	$ 5,640,147
Accumulated loss	(1,062,077)
Net Assets	$ 4,578,070
Class A Shares
Net Assets	$ 63,870
Shares Outstanding	8,119
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.87
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 8.31
Class C Shares
Net Assets	$ 40,225
Shares Outstanding	5,110
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.87
Class I Shares
Net Assets	$ 4,433,277
Shares Outstanding	563,458
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.87
8
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2023
Class R6 Shares
Net Assets	$ 40,698
Shares Outstanding	5,173
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $3,413)	$ 84,489
Dividend income - affiliated issuers	819
Total investment income	$ 85,308
Expenses
Investment advisory fee	$ 15,622
Administrative fee	2,499
Distribution and service fees:
Class A	80
Class C	201
Trustees' fees and expenses	178
Custodian fees	4,941
Transfer agency fees and expenses	995
Accounting fees	471
Professional fees	14,985
Offering costs	28,432
Registration fees	50,589
Reports to shareholders	81
Miscellaneous	7,947
Total expenses	$ 127,021
Waiver and/or reimbursement of expenses by affiliates	$ (106,967)
Net expenses	$ 20,054
Net investment income	$ 65,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (275,916)
Foreign currency transactions	(256)
Net realized loss	$(276,172)
Change in unrealized appreciation (depreciation):
Investment securities	$ 269,798
Foreign currency	(94)
Net change in unrealized appreciation (depreciation)	$ 269,704
Net realized and unrealized loss	$ (6,468)
Net increase in net assets from operations	$ 58,786
10
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 65,254	$ 70,499
Net realized loss	(276,172)	(416,483)
Net change in unrealized appreciation (depreciation)	269,704	(646,956)
Net increase (decrease) in net assets from operations	$ 58,786	$ (992,940)
Distributions to shareholders:
Class A	$ (700)	$ (1,164)
Class C	(287)	(577)
Class I	(51,687)	(83,453)
Class R6	(491)	(862)
Total distributions to shareholders	$ (53,165)	$ (86,056)
Capital share transactions:
Class A	$ 4,606	$ 74,008
Class C	287	50,577
Class I	537,061	4,933,553
Class R6	491	50,862
Net increase in net assets from capital share transactions	$ 542,445	$5,109,000
Net increase in net assets	$ 548,066	$4,030,004
Net Assets
At beginning of period	$ 4,030,004	$ —
At end of period	$4,578,070	$4,030,004

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
11
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Financial Highlights

Class A
	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.13
Net realized and unrealized loss	— (3)	(2.12)
Total income (loss) from operations	$ 0.11	$ (1.99)
Less Distributions
From net investment income	$ (0.09)	$ (0.16)
Total distributions	$(0.09)	$ (0.16)
Net asset value — End of period	$ 7.87	$ 7.85
Total Return(4)	1.38% (5)	(19.92)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 64	$ 59
Ratios (as a percentage of average daily net assets):(6)
Total expenses	6.34% (7)	5.08% (7)
Net expenses	1.20% (7)(8)	1.20% (7)(8)
Net investment income	2.87% (7)	2.25% (7)
Portfolio Turnover	34% (5)	41% (5)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the period ended December 31, 2022).
12
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Financial Highlights — continued

Class C
	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.08	$ 0.08
Net realized and unrealized loss	— (3)	(2.12)
Total income (loss) from operations	$ 0.08	$ (2.04)
Less Distributions
From net investment income	$ (0.06)	$ (0.11)
Total distributions	$(0.06)	$ (0.11)
Net asset value — End of period	$ 7.87	$ 7.85
Total Return(4)	0.99% (5)	(20.36)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 40	$ 40
Ratios (as a percentage of average daily net assets):(6)
Total expenses	7.09% (7)	5.83% (7)
Net expenses	1.95% (7)(8)	1.95% (7)(8)
Net investment income	2.09% (7)	1.46% (7)
Portfolio Turnover	34% (5)	41% (5)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the period ended December 31, 2022).
13
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Financial Highlights — continued

Class I
	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.12	$ 0.14
Net realized and unrealized loss	— (3)	(2.12)
Total income (loss) from operations	$ 0.12	$ (1.98)
Less Distributions
From net investment income	$ (0.10)	$ (0.17)
Total distributions	$ (0.10)	$ (0.17)
Net asset value — End of period	$ 7.87	$ 7.85
Total Return(4)	1.51% (5)	(19.79)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,433	$ 3,891
Ratios (as a percentage of average daily net assets):(6)
Total expenses	6.08% (7)	4.83% (7)
Net expenses	0.95% (7)(8)	0.95% (7)(8)
Net investment income	3.14% (7)	2.46% (7)
Portfolio Turnover	34% (5)	41% (5)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the period ended December 31, 2022).
14
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Financial Highlights — continued

Class R6
	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.12	$ 0.14
Net realized and unrealized loss	— (3)	(2.12)
Total income (loss) from operations	$ 0.12	$ (1.98)
Less Distributions
From net investment income	$ (0.10)	$ (0.17)
Total distributions	$(0.10)	$ (0.17)
Net asset value — End of period	$ 7.87	$ 7.85
Total Return(4)	1.50% (5)	(19.79)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 41	$ 40
Ratios (as a percentage of average daily net assets):(6)
Total expenses	6.09% (7)	4.83% (7)
Net expenses	0.95% (7)(8)	0.95% (7)(8)
Net investment income	3.09% (7)	2.46% (7)
Portfolio Turnover	34% (5)	41% (5)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the period ended December 31, 2022).
15
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Real Estate Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide total return through a combination of long-term capital appreciation and dividend income.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 173,202	$ —	$ 173,202
Belgium	—	105,786	—	105,786
Canada	141,428	—	—	141,428
France	—	36,894	—	36,894
Germany	—	79,871	—	79,871
Hong Kong	—	252,320	—	252,320
Japan	—	399,604	—	399,604
Singapore	—	57,594	—	57,594
Spain	—	40,865	—	40,865
Sweden	—	40,735	—	40,735
United Kingdom	—	111,107	—	111,107
United States	3,097,824	—	—	3,097,824
Total Common Stocks	$3,239,252	$1,297,978 (1)	$ —	$4,537,230
Rights	$ —	$ 539	$ —	$ 539
Short-Term Investments	13,320	—	—	13,320
Total Investments	$3,252,572	$1,298,517	$ —	$4,551,089

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
17

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs—Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $15,622.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $27 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.95%, 0.95% and 0.95% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $106,940.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $2,499.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2023 amounted to $80 and $201 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended June 30, 2023 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $290 and are included in transfer agency fees and expenses on the Statement of Operations.
18

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,992,850 and $1,437,202, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $397,698 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $397,698 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,961,235
Gross unrealized appreciation	$ 92,192
Gross unrealized depreciation	(502,338)
Net unrealized depreciation	$ (410,146)
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
6  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $13,320, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$54,780	$777,573	$(819,033)	$ —	$ —	$13,320	$819	13,320
19

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	674	$ 5,610	7,435	$ 72,910
Reinvestment of distributions	91	700	147	1,164
Shares redeemed	(220)	(1,704)	(8)	(66)
Net increase	545	$ 4,606	7,574	$ 74,008
Class C
Shares sold	—	$ —	5,000	$ 50,000
Reinvestment of distributions	37	287	73	577
Net increase	37	$ 287	5,073	$ 50,577
Class I
Shares sold	61,556	$ 488,017	485,013	$ 4,850,100
Reinvestment of distributions	6,362	49,150	10,540	83,453
Shares redeemed	(13)	(106)	—	—
Net increase	67,905	$537,061	495,553	$4,933,553
Class R6
Shares sold	—	$ —	5,000	$ 50,000
Reinvestment of distributions	64	491	109	862
Net increase	64	$ 491	5,109	$ 50,862

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
At June 30, 2023, EVM owned 89.0% of the value of the outstanding shares of the Fund.
20

Calvert
Global Real Estate Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration Risk
The Fund concentrates its investments in securities of companies in the real estate industry. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.
21

Calvert
Global Real Estate Fund
June 30, 2023
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
Global Real Estate Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Real Estate Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended April 30, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended April 30, 2023. The Board took into account management’s discussion of the Fund’s performance since inception. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies and that the Adviser’s investment strategies are appropriate for pursing the Fund’s investment objective.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

Calvert
Global Real Estate Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

Calvert
Global Real Estate Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Calvert
Global Real Estate Fund
June 30, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
40973     6.30.23

Calvert
Emerging Markets Focused Growth Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2023
Calvert
Emerging Markets Focused Growth Fund

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Performance

Portfolio Manager(s) Vishal Gupta of Morgan Stanley Investment Management Company
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2023	05/31/2023	—%	—%	—%	3.70%
Class A with 5.25% Maximum Sales Charge	—	—	—	—	—	(1.71)
Class C at NAV	05/31/2023	05/31/2023	—	—	—	3.70
Class C with 1% Maximum Deferred Sales Charge	—	—	—	—	—	2.70
Class I at NAV	05/31/2023	05/31/2023	—	—	—	3.70
Class R6 at NAV	05/31/2023	05/31/2023	—	—	—	3.70

MSCI Emerging Markets Index	—	—	4.89%	1.75%	0.93%	3.80%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.41%	2.16%	1.16%	1.16%
Net	1.24	1.99	0.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
MercadoLibre, Inc.	4.6
SK Hynix, Inc.	4.1
BYD Co., Ltd., Class H	4.0
Bajaj Finance, Ltd.	4.0
NU Holdings, Ltd., Class A	3.9
ICICI Bank, Ltd.	3.8
Tencent Holdings, Ltd.	3.6
Samsung Electronics Co., Ltd.	3.5
Titan Co., Ltd.	3.2
Total	40.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance for periods of more than one year represents the average annual total return for such period.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 31, 2023 to June 30, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (5/31/23)	Ending Account Value (6/30/23)	Expenses Paid During Period (5/31/23 – 6/30/23)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$1,037.00	$1.06 **	1.23%
Class C	$1,000.00	$1,037.00	$1.71 **	1.98%
Class I	$1,000.00	$1,037.00	$0.85 **	0.98%
Class R6	$1,000.00	$1,037.00	$0.85 **	0.98%
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period (1/1/23 – 6/30/23)	Annualized Expense Ratio
Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16 **	1.23%
Class C	$1,000.00	$1,014.98	$9.89 **	1.98%
Class I	$1,000.00	$1,019.93	$4.91 **	0.98%
Class R6	$1,000.00	$1,019.93	$4.91 **	0.98%

*	The Fund had not commenced operations on January 1, 2023. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period from the commencement of operations on May 31, 2023 to June 30, 2023). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 31, 2023.
**	Absent a waiver and/or reimbursement of expenses by an affiliate(s), expenses would be higher.
***	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 31, 2023.
5

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Argentina — 4.6%
MercadoLibre, Inc.(1)	200	$ 236,920
		$ 236,920
Brazil — 14.9%
Banco BTG Pactual S.A.	22,444	$ 147,418
Itau Unibanco Holding S.A., PFC Shares	13,280	78,823
Localiza Rent a Car S.A.	10,854	155,277
NU Holdings, Ltd., Class A(1)	25,926	204,556
Raia Drogasil S.A.	13,330	82,404
WEG S.A.	13,193	104,013
		$ 772,491
China — 14.1%
BYD Co., Ltd., Class H	6,500	$ 208,420
China Meidong Auto Holdings, Ltd.	40,000	46,352
Shenzhen Inovance Technology Co., Ltd., Class A	8,900	78,886
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,200	49,658
Tencent Holdings, Ltd.	4,400	186,565
Yadea Group Holdings, Ltd.(2)	26,000	59,311
Yum China Holdings, Inc.	1,800	101,979
		$ 731,171
India — 28.9%
Aarti Industries, Ltd.	24,237	$ 149,197
Astral, Ltd.	2,311	56,012
AU Small Finance Bank, Ltd.(2)	15,986	147,393
Avenue Supermarts, Ltd.(1)(2)	3,163	150,535
Bajaj Finance, Ltd.	2,361	206,897
ICICI Bank, Ltd.	17,415	199,256
LTIMindtree, Ltd.(2)	829	52,561
Tata Consultancy Services, Ltd.	2,494	100,658
Titan Co., Ltd.	4,427	165,235
Trent, Ltd.	7,666	164,701
TVS Motor Co., Ltd.	6,449	104,506
		$1,496,951
Indonesia — 2.9%
Bank Central Asia Tbk PT	162,000	$ 99,354
Bank Mandiri Persero Tbk PT	145,500	50,635
		$ 149,989
Mexico — 3.9%
Grupo Financiero Banorte SAB de CV, Class O	11,896	$ 97,868
Wal-Mart de Mexico SAB de CV	25,836	102,472
		$ 200,340
Security	Shares	Value
Poland — 1.1%
Dino Polska S.A.(1)(2)	501	$ 58,534
		$ 58,534
South Korea — 7.6%
Samsung Electronics Co., Ltd.	3,307	$ 182,094
SK Hynix, Inc.	2,418	212,456
		$ 394,550
Taiwan — 15.4%
Airtac International Group	3,000	$ 99,146
Chailease Holding Co., Ltd.(1)	23,000	151,220
Delta Electronics, Inc.	10,000	110,823
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	314,047
Voltronic Power Technology Corp.	2,000	126,484
		$ 801,720
United States — 0.9%
EPAM Systems, Inc.(1)	210	$ 47,197
		$ 47,197
Uruguay — 2.3%
Globant S.A.(1)	680	$ 122,210
		$ 122,210
Total Common Stocks (identified cost $4,805,366)		$5,012,073

Short-Term Investments — 2.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	106,083	$ 106,083
Total Short-Term Investments (identified cost $106,083)		$ 106,083

Total Investments — 98.7% (identified cost $4,911,449)	$5,118,156
Other Assets, Less Liabilities — 1.3%	$ 68,524
Net Assets — 100.0%	$5,186,680

6
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $468,334 or 9.0% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	26.7%
Information Technology	22.0
Consumer Discretionary	21.0
Industrials	11.9
Consumer Staples	7.6
Communication Services	3.6
Materials	2.9
Health Care	0.9
Total	96.6%
7
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,805,366)	$ 5,012,073
Investments in securities of affiliated issuers, at value (identified cost $106,083)	106,083
Dividends receivable	8,633
Dividends receivable - affiliated	1,109
Receivable from affiliates	16,292
Deferred offering costs	70,001
Total assets	$5,214,191
Liabilities
Due to custodian - foreign currency, at value (cost $9,735)	$ 9,746
Payable for foreign capital gains taxes	5,678
Payable to affiliates:
Investment advisory fee	3,124
Administrative fee	507
Distribution and service fees	53
Sub-transfer agency fee	30
Accrued expenses	8,373
Total liabilities	$ 27,511
Net Assets	$5,186,680
Sources of Net Assets
Paid-in capital	$ 5,000,000
Distributable earnings	186,680
Net Assets	$5,186,680
Class A Shares
Net Assets	$ 51,857
Shares Outstanding	5,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.37
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.94
Class C Shares
Net Assets	$ 51,825
Shares Outstanding	5,000
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.36
Class I Shares
Net Assets	$ 5,031,131
Shares Outstanding	485,000
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.37
8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2023
Class R6 Shares
Net Assets	$ 51,867
Shares Outstanding	5,000
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Statement of Operations (Unaudited)

Period Ended
June 30, 2023(1)
Investment Income
Dividend income (net of foreign taxes withheld of $2,123)	$ 13,900
Dividend income - affiliated issuers	1,109
Total investment income	$ 15,009
Expenses
Investment advisory fee	$ 3,171
Administrative fee	507
Distribution and service fees:
Class A	11
Class C	42
Custodian fees	390
Transfer agency fees and expenses	90
Accounting fees	300
Professional fees	5,790
Offering costs	6,270
Registration fees	2,100
Reports to shareholders	330
Miscellaneous	1,529
Total expenses	$ 20,530
Waiver and/or reimbursement of expenses by affiliates	$ (16,339)
Net expenses	$ 4,191
Net investment income	$ 10,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $531)	$ (6,404)
Foreign currency transactions	(18,725)
Net realized loss	$ (25,129)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $5,678)	$ 201,029
Foreign currency	(38)
Net change in unrealized appreciation (depreciation)	$200,991
Net realized and unrealized gain	$175,862
Net increase in net assets from operations	$186,680

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
10
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Statement of Changes in Net Assets

Period Ended June 30, 2023(1) (Unaudited)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,818
Net realized loss	(25,129)
Net change in unrealized appreciation (depreciation)	200,991
Net increase in net assets from operations	$ 186,680
Capital share transactions:
Class A	$ 50,000
Class C	50,000
Class I	4,850,000
Class R6	50,000
Net increase in net assets from capital share transactions	$5,000,000
Net increase in net assets	$5,186,680
Net Assets
At beginning of period	$ —
At end of period	$5,186,680

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
11
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Financial Highlights

Class A
Period Ended June 30, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02
Net realized and unrealized gain	0.35
Total income from operations	$ 0.37
Net asset value — End of period	$10.37
Total Return(3)	3.70% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.09% (6)
Net expenses	1.23% (6)(7)
Net investment income	2.32% (6)
Portfolio Turnover	6% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the period ended June 30, 2023).
12
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Financial Highlights — continued

Class C
Period Ended June 30, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.01
Net realized and unrealized gain	0.35
Total income from operations	$ 0.36
Net asset value — End of period	$10.36
Total Return(3)	3.70% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.84% (6)
Net expenses	1.98% (6)(7)
Net investment income	1.57% (6)
Portfolio Turnover	6% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the period ended June 30, 2023).
13
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Financial Highlights — continued

Class I
Period Ended June 30, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02
Net realized and unrealized gain	0.35
Total income from operations	$ 0.37
Net asset value — End of period	$10.37
Total Return(3)	3.70% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,031
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.84% (6)
Net expenses	0.98% (6)(7)
Net investment income	2.57% (6)
Portfolio Turnover	6% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the period ended June 30, 2023).
14
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Financial Highlights — continued

Class R6
Period Ended June 30, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02
Net realized and unrealized gain	0.35
Total income from operations	$ 0.37
Net asset value — End of period	$10.37
Total Return(3)	3.70% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.83% (6)
Net expenses	0.98% (6)(7)
Net investment income	2.57% (6)
Portfolio Turnover	6% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the period ended June 30, 2023).
15
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries. The Fund commenced operations on May 31, 2023.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
16

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$ 236,920	$ —	$ —	$ 236,920
Brazil	772,491	—	—	772,491
China	—	731,171	—	731,171
India	—	1,496,951	—	1,496,951
Indonesia	—	149,989	—	149,989
Mexico	200,340	—	—	200,340
Poland	—	58,534	—	58,534
South Korea	—	394,550	—	394,550
Taiwan	—	801,720	—	801,720
United States	47,197	—	—	47,197
Uruguay	122,210	—	—	122,210
Total Common Stocks	$1,379,158	$3,632,915 (1)	$ —	$5,012,073
Short-Term Investments	$ 106,083	$ —	$ —	$ 106,083
Total Investments	$1,485,241	$3,632,915	$ —	$5,118,156

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
17

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs are reflected as deferred offering costs on the Statement of Assets and Liabilities.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the period ended June 30, 2023, the investment advisory fee amounted to $3,171.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of the advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory fee paid by the Fund due to its investment in the Liquidity Fund. For the period ended June 30, 2023, the investment advisory fee paid was reduced by $47 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the period ended June 30, 2023, CRM waived or reimbursed expenses of $16,292.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the period ended June 30, 2023, CRM was paid administrative fees of $507.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period ended June 30, 2023 amounted to $11 and $42 for Class A shares and Class C shares, respectively.
18

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received no sales charge on sales of Class A shares for the period  ended June 30, 2023 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $30 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the period ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,105,969 and $294,731, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,911,449
Gross unrealized appreciation	$ 236,091
Gross unrealized depreciation	(29,384)
Net unrealized appreciation	$ 206,707
5  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $106,083, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the period ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$2,577,879	$(2,471,796)	$ —	$ —	$106,083	$1,109	106,083
6  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
19

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Period Ended June 30, 2023(1)
	Shares	Amount
Class A
Shares sold	5,000	$ 50,000
Net increase	5,000	$ 50,000
Class C
Shares sold	5,000	$ 50,000
Net increase	5,000	$ 50,000
Class I
Shares sold	485,000	$ 4,850,000
Net increase	485,000	$4,850,000
Class R6
Shares sold	5,000	$ 50,000
Net increase	5,000	$ 50,000

(1)	For the period from the commencement of operations, May 31, 2023, to June 30, 2023.
At June 30, 2023, EVM owned 100% of the value of the outstanding shares of the Fund.
7  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
20

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Board of Trustees' Contract Approval

Overview of the Contract Review Process
At a meeting of the Board of Trustees (the “Board”) of Calvert Management Series (“CMS”), held on December 6, 2022, the Board, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), voted to approve an Investment Advisory Agreement (the “Advisory Agreement”) between CMS and Calvert Research and Management (“CRM” or the “Adviser”) and an Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) between CRM and Morgan Stanley Investment Management Company (the “Sub-Adviser”), an affiliate of CRM, each with respect to the Calvert Emerging Markets Focused Growth Fund (the “Fund”).
In evaluating the Advisory Agreement and Sub-Advisory Agreement for the Fund, the Board considered a variety of information relating to the Fund and its proposed service providers, including the Adviser and the Sub-Adviser. At the December meeting, the Independent Trustees reviewed certain materials and information prepared by the Adviser regarding various services to be provided to the Fund by the Adviser, the Sub-Adviser and their affiliates. Such report included, among other data, information regarding the Adviser’s and Sub-Adviser’s personnel, descriptions of the investment strategies and investment process the Sub-Adviser proposed to use in managing the Fund, descriptions of the qualifications, education and experience of the investment professionals who would manage the Fund, and the Adviser’s estimated revenue and cost of providing services to the Fund.
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement and the Sub-Advisory Agreement for the Fund. Prior to voting, the Independent Trustees reviewed the Advisory Agreement and Sub-Advisory Agreement with management and also met in a private session with their counsel at which time no representatives of management were present.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, the Sub-Advisory Agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the approval of the Advisory Agreement and the Sub-Advisory Agreement, including the proposed fees payable under each Agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement and the Sub-Advisory Agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Advisory Agreement and the Sub-Advisory Agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the Sub-Advisory Agreement and the experience of the personnel proposed to manage the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser under the Advisory Agreement and the Sub-Advisory Agreement, respectively.
Fund Performance
In considering investment performance, the Board noted the Fund’s proposed investment objective and investment strategies as well as the investment process to be used by the Sub-Adviser in managing the Fund. The Board also took into consideration the performance of a fund currently managed by the proposed investment team that uses the emerging markets strategy proposed to be used in managing the Fund. Based upon its review, the Board concluded that the Adviser and Sub-Adviser are qualified to manage the Fund’s assets in accordance with the Fund’s proposed investment objective and strategies and that the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the Fund’s proposed investment objective.
Management Fees and Expenses
In considering the Fund’s proposed fees and expenses, the Board considered certain comparative fee and expense data provided by the Adviser. The data indicated that the Fund’s proposed advisory and administrative fees (after taking into account waivers and reimbursements) (referred to collectively, as “management fees”) were lower than the average and median annual management fees of its expected Morningstar category and its estimated total expenses (net of waivers and reimbursements) for Class I shares were lower than the average and median total expenses of its expected Morningstar category. The Board also took into account that the Adviser had contractually agreed to limit the Fund’s annual operating expenses through April 30, 2024. Based upon its review, the Board concluded that the proposed management and sub-advisory fees were reasonable in view of the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, respectively.
21

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s estimated profitability in regard to the Fund over time at various asset levels. In reviewing the estimated profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, would provide sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they would receive compensation. The Board also considered that CRM and its affiliates, including the Sub-Adviser, would likely derive benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser would pay the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the approval of the Sub-Advisory Agreement. Based upon its review, the Board concluded that the estimated profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s potential growth on its performance and expenses. The Board concluded that adding breakpoints to the proposed advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser would pay the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the approval of the Sub-Advisory Agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
Emerging Markets Focused Growth Fund
June 30, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
42613     6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: August 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 23, 2023